EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2014
EARNINGS PER SHARE
EARNINGS PER SHARE

16. EARNINGS PER SHARE

Basic and diluted earnings per share have been calculated as follows:

	Years ended December 31,
	2012	2013	2014
Net income (loss) attributed to holder of ordinary shares	$(242,515,539)	$(258,915,539)	$(33,630,021)
Net income (loss) adjusted for dilutive securities	(242,515,539)	(258,915,539)	(33,630,021)
Weighted-average number of common shares outstanding-basic	172,671,369	182,167,908	203,550,049
Dilutive effect of non-vested shares	-	-	-
Weighted-average number of common shares outstanding-diluted	172,671,369	182,167,908	203,550,049
Basic loss per share	$(1.40)	$(1.42)	$(0.17)
Diluted loss per share	$(1.40)	$(1.42)	$(0.17)

Diluted earnings per share excludes 21,175,141, 33,389,150 and 30,420,950 common shares issuable upon the assumed conversion of the convertible debt, share options, restricted shares and warrant for the year ended December 31, 2012, 2013 and 2014, respectively, as their effect would have been anti-dilutive

The Company issues ordinary shares to its share depository bank which will be used to settle stock option awards upon their exercise. Any ordinary shares not used in the settlement of stock option awards will be returned to the Company. As of December 31, 2013 and 2014, there are 978,600 and 1,068,600 ordinary shares, respectively, are legally issued to the share depository bank but are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of earnings per share.